Offerings - Offering: 1	Mar. 07, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.050% Notes due 2035
Amount Registered | shares	600,000,000
Proposed Maximum Offering Price per Unit	0.99739
Maximum Aggregate Offering Price	$ 598,434,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 91,620.25
Offering Note
(1)
This registration fee table shall be deemed to update the “Calculation of Registration Fee” in the Company’s Registration Statement on
Form S-3
(File No. 333-285319)
in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933.